VY® BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 26.0%
		Basic Materials: 0.1%
200,000		DuPont de Nemours, Inc., 4.725%, 11/15/2028	$229,160	0.1

		Communications: 1.5%
1,000,000		Alibaba Group Holding Ltd., 3.125%, 11/28/2021	1,015,917	0.4
445,000		Comcast Corp., 3.450%, 10/01/2021	458,396	0.2
2,000,000		NBCUniversal Media LLC, 4.375%, 04/01/2021	2,071,351	0.7
695,000		Walt Disney Co/The, 1.650%, 09/01/2022	693,561	0.2
			4,239,225	1.5

		Consumer, Cyclical: 0.6%
200,000	(1)	BMW US Capital LLC, 3.450%, 04/12/2023	208,135	0.1
600,000	(1)	Daimler Finance North America LLC, 2.200%, 10/30/2021	598,711	0.2
700,000	(1)	Daimler Finance North America LLC, 3.100%, 05/04/2020	704,129	0.3
			1,510,975	0.6

		Consumer, Non-cyclical: 0.5%
400,000		CVS Health Corp., 3.700%, 03/09/2023	416,593	0.1
1,000,000		UnitedHealth Group, Inc., 2.875%, 12/15/2021	1,019,743	0.4
			1,436,336	0.5

		Energy: 0.9%
1,550,000		BP Capital Markets PLC, 3.561%, 11/01/2021	1,596,434	0.6
995,000	(1)	Schlumberger Finance Canada Ltd., 2.200%, 11/20/2020	995,280	0.3
			2,591,714	0.9

		Financial: 19.0%
1,885,000	(1)	AIA Group Ltd., 2.676%, (US0003M + 0.520%), 09/20/2021	1,885,000	0.7
1,750,000		American Express Co., 3.700%, 11/05/2021	1,807,377	0.6
585,000	(1)	ANZ New Zealand Int'l Ltd./London, 2.200%, 07/17/2020	586,028	0.2
500,000		Australia & New Zealand Banking Group Ltd./New York NY, 2.700%, 11/16/2020	503,924	0.2
2,000,000	(2)	Bank of America Corp., 2.738%, 01/23/2022	2,011,962	0.7
400,000		Bank of America Corp., 3.500%, 04/19/2026	425,761	0.2
2,000,000	(2)	Bank of America Corp., 2.816%, 07/21/2023	2,028,771	0.7
1,250,000	(2)	Bank of New York Mellon Corp./The, 2.661%, 05/16/2023	1,267,607	0.5
1,500,000		Bank of Nova Scotia/The, 3.125%, 04/20/2021	1,525,084	0.5
785,000	(1)	Banque Federative du Credit Mutuel SA, 2.200%, 07/20/2020	786,081	0.3
2,665,000		Barclays Bank PLC, 5.125%, 01/08/2020	2,684,718	1.0
1,500,000		BB&T Corp., 2.150%, 02/01/2021	1,502,826	0.5
1,665,000		BNP Paribas SA, 5.000%, 01/15/2021	1,727,895	0.6
500,000		Branch Banking & Trust Co., 2.625%, 01/15/2022	506,399	0.2
355,000	(2)	Citibank NA, 3.165%, 02/19/2022	359,847	0.1
545,000		Citibank NA, 2.850%, 02/12/2021	551,378	0.2
250,000		Citibank NA, 3.400%, 07/23/2021	256,139	0.1
1,335,000		Cooperatieve Rabobank UA/NY, 3.125%, 04/26/2021	1,358,299	0.5
1,000,000		Credit Suisse AG/New York NY, 3.000%, 10/29/2021	1,017,813	0.4
1,000,000	(1)	DNB Bank ASA, 2.375%, 06/02/2021	1,003,460	0.4
500,000		Fifth Third Bank/Cincinnati OH, 2.875%, 10/01/2021	506,471	0.2
1,380,000		Fifth Third Bank/Cincinnati OH, 3.350%, 07/26/2021	1,408,451	0.5
1,100,000		Goldman Sachs Group, Inc./The, 2.625%, 04/25/2021	1,106,958	0.4
2,610,000		HSBC Holdings PLC, 2.950%, 05/25/2021	2,637,558	0.9
85,000		Intercontinental Exchange, Inc., 3.750%, 12/01/2025	91,643	0.0
500,000		JPMorgan Chase & Co., 2.400%, 06/07/2021	503,006	0.2
400,000		JPMorgan Chase & Co., 3.200%, 01/25/2023	413,350	0.1
1,000,000		JPMorgan Chase & Co., 3.250%, 09/23/2022	1,034,216	0.4
1,000,000		JPMorgan Chase & Co., 4.500%, 01/24/2022	1,056,124	0.4

VY® BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
1,000,000	(2)	JPMorgan Chase Bank NA, 2.604%, 02/01/2021	$1,001,722	0.4
800,000		KeyBank NA/Cleveland OH, 3.350%, 06/15/2021	816,305	0.3
1,250,000		Lloyds Bank PLC, 3.300%, 05/07/2021	1,271,899	0.5
1,000,000	(1)	Metropolitan Life Global Funding I, 3.375%, 01/11/2022	1,029,137	0.4
800,000		Mitsubishi UFJ Financial Group, Inc., 2.190%, 09/13/2021	799,090	0.3
215,000		Mitsubishi UFJ Financial Group, Inc., 3.535%, 07/26/2021	219,888	0.1
455,000	(2)	Mizuho Financial Group, Inc., 3.922%, 09/11/2024	478,866	0.2
4,000,000		Morgan Stanley, 2.500%, 04/21/2021	4,026,805	1.4
1,500,000		National Australia Bank Ltd./New York, 2.500%, 01/12/2021	1,508,565	0.5
80,000		Royal Bank of Canada, 2.800%, 04/29/2022	81,521	0.0
1,130,000		Santander UK PLC, 2.125%, 11/03/2020	1,129,576	0.4
800,000		Sumitomo Mitsui Financial Group, Inc., 2.846%, 01/11/2022	811,220	0.3
1,000,000		Sumitomo Mitsui Financial Group, Inc., 2.934%, 03/09/2021	1,009,213	0.4
1,230,000		Svenska Handelsbanken AB, 2.450%, 03/30/2021	1,236,720	0.4
255,000		Svenska Handelsbanken AB, 3.350%, 05/24/2021	260,200	0.1
295,000	(1)	UBS AG/London, 2.200%, 06/08/2020	295,061	0.1
385,000	(1),(2)	UBS Group Funding Switzerland AG, 2.859%, 08/15/2023	389,467	0.1
340,000	(2)	Wells Fargo & Co., 3.196%, 06/17/2027	351,618	0.1
1,100,000		Wells Fargo & Co., 3.500%, 03/08/2022	1,134,809	0.4
1,740,000		Wells Fargo Bank NA, 2.600%, 01/15/2021	1,752,808	0.6
700,000		Wells Fargo Bank NA, 3.625%, 10/22/2021	720,435	0.3
			52,879,071	19.0

		Industrial: 0.9%
1,000,000		Boeing Co/The, 2.700%, 05/01/2022	1,019,981	0.4
1,500,000		Caterpillar Financial Services Corp., 1.900%, 09/06/2022	1,498,717	0.5
			2,518,698	0.9

		Technology: 2.2%
740,000		IBM Credit LLC, 1.800%, 01/20/2021	738,802	0.3
710,000		IBM Credit LLC, 3.450%, 11/30/2020	722,383	0.2
2,275,000		International Business Machines Corp., 2.850%, 05/13/2022	2,325,755	0.8
360,000		Oracle Corp., 1.900%, 09/15/2021	359,983	0.1
1,000,000		Oracle Corp., 2.500%, 05/15/2022	1,012,979	0.4
1,000,000		QUALCOMM, Inc., 3.000%, 05/20/2022	1,025,520	0.4
			6,185,422	2.2

		Utilities: 0.3%
785,000		Wisconsin Public Service Corp., 3.350%, 11/21/2021	807,187	0.3

	Total Corporate Bonds/Notes
	(Cost $71,491,553)		72,397,788	26.0

U.S. TREASURY OBLIGATIONS: 50.8%
		Treasury Inflation Indexed Protected Securities: 50.8%
7,027,045		0.125%,07/15/2026	7,021,948	2.5
6,128,574		0.250%,07/15/2029	8,227,216	2.9
48,686		0.375%,07/15/2025	49,398	0.0
11,591,986		0.375%,01/15/2027	11,740,698	4.2
11,395,864		0.375%,07/15/2027	11,595,674	4.2
305,190		0.500%,04/15/2024	309,261	0.1
8,547,307		0.500%,01/15/2028	8,760,073	3.1
21,898		0.625%,04/15/2023	22,093	0.0
5,950,183		0.625%,01/15/2026	6,109,270	2.2
5,049,719		0.625%,02/15/2043	5,190,128	1.9
8,202,593		0.750%,07/15/2028	8,628,357	3.1
4,433,670		0.750%,02/15/2042	4,699,357	1.7
7,349,082	(3)	0.750%,02/15/2045	7,741,428	2.8
9,162,162		0.875%,01/15/2029	9,744,715	3.5
1,737,809		0.875%,02/15/2047	1,891,857	0.7
4,639,927		1.000%,02/15/2046	5,182,751	1.9
5,009,767		1.000%,02/15/2048	5,465,566	2.0
5,072,560		1.000%,02/15/2049	5,746,602	2.1
2,999,898		1.375%,02/15/2044	3,601,917	1.3
2,748,227	(3)	1.750%,01/15/2028	3,094,138	1.1
5,112,629		2.000%,01/15/2026	5,684,224	2.0
1,865,227		2.125%,02/15/2040	2,486,835	0.9
2,759,142		2.125%,02/15/2041	3,712,022	1.3
4,391,876		2.375%,01/15/2027	5,079,694	1.8
4,230,371		2.500%,01/15/2029	5,119,188	1.8
1,835,747		3.375%,04/15/2032	2,541,162	0.9
972,414		3.625%,04/15/2028	1,249,879	0.4
792,841		3.875%,04/15/2029	1,065,218	0.4

	Total U.S. Treasury Obligations
	(Cost $134,267,558)		141,760,669	50.8

U.S. GOVERNMENT AGENCY OBLIGATIONS: 8.9%
		Federal Home Loan Bank: 2.6%
5,255,000		2.875%,09/13/2024	5,560,446	2.0

VY® BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

Principal Amount†				Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
			Federal Home Loan Bank: (continued)
	1,515,000		3.250%,11/16/2028	$1,690,065	0.6
				7,250,511	2.6

			Federal Home Loan Mortgage Corporation: 1.0%(4)
	2,805,000		2.375%,01/13/2022	2,849,594	1.0

			Federal National Mortgage Association: 4.5%(4)
	4,830,000		1.875%,09/24/2026	4,890,038	1.8
	7,120,000		2.625%,09/06/2024	7,463,959	2.7
				12,353,997	4.5

			Other U.S. Agency Obligations: 0.8%
	2,190,000		2.875%,12/21/2023	2,301,079	0.8

			Total U.S. Government Agency Obligations
			(Cost $23,575,992)	24,755,181	8.9

SOVEREIGN BONDS: 9.5%
EUR	564,262		French Republic Government Bond OAT, 1.850%, 07/25/2027	775,556	0.3
EUR	705,000	(1)	French Republic Government Bond OAT, 2.000%, 05/25/2048	1,081,551	0.4
EUR	605,900	(2),(5)	Hellenic Republic Government Bond, 4.210%, 10/15/2042	2,708	0.0
	2,500,000		Israel Government AID Bond, 5.500%, 04/26/2024	2,919,349	1.0
EUR	6,068,886	(1)	Italy Buoni Poliennali Del Tesoro, 1.300%, 05/15/2028	7,264,697	2.6
JPY	478,994,750		Japanese Government CPI Linked Bond, 0.100%, 03/10/2028	4,622,715	1.7
JPY	522,756,900		Japanese Government CPI Linked Bond, 0.100%, 03/10/2029	5,047,475	1.8
NZD	2,055,000		New Zealand Government Inflation Linked Bond, 2.500%, 09/20/2035	1,797,940	0.6
NZD	3,459,000		New Zealand Government Inflation Linked Bond, 3.000%, 09/20/2030	3,023,963	1.1

			Total Sovereign Bonds
			(Cost $25,294,976)	26,535,954	9.5

COMMERCIAL MORTGAGE-BACKED SECURITIES: 1.6%
	1,000,000		BENCHMARK 2018-B3 A5 Mortgage Trust, 4.025%, 04/10/2051	1,121,662	0.4
	500,000		CD 2017-CD6 Mortgage Trust A5, 3.456%, 11/13/2050	538,217	0.2
	375,000		Freddie Mac Multifamily Structured Pass Through Certificates K071 A2, 3.286%, 11/25/2027	406,684	0.1
	700,000	(1)	GS Mortgage Securities Corp. Trust 2016-RENT A, 3.203%, 02/10/2029	705,038	0.2
	1,000,000		GS Mortgage Securities Trust 2017-GS7 A4, 3.430%, 08/10/2050	1,068,729	0.4
	700,000		Wells Fargo Commercial Mortgage Trust 2017-C39 A5, 3.418%, 09/15/2050	750,460	0.3

			Total Commercial Mortgage-Backed Securities
			(Cost $4,300,353)	4,590,790	1.6

ASSET-BACKED SECURITIES: 1.4%
			Auto Floor Plan Asset-Backed Securities: 0.6%
	850,000		Ford Credit Floorplan Master Owner Trust 2017-1 A1, 2.070%, 05/15/2022	849,522	0.3
	750,000		Ford Credit Floorplan Master Owner Trust A 2018-1 A1, 2.950%, 05/15/2023	760,105	0.3
				1,609,627	0.6

			Credit Card Asset-Backed Securities: 0.2%
	625,000		Chase Issuance Trust 2016-A4 A4, 1.490%, 07/15/2022	622,650	0.2

			Student Loan Asset-Backed Securities: 0.6%
	260,000	(1)	Navient Student Loan Trust 2019-BA A2A, 3.390%, 12/15/2059	271,515	0.1
	473,080	(1)	SoFi Professional Loan Program 2015-B A1 LLC, 3.068%, (US0001M + 1.050%), 04/25/2035	476,579	0.2
	800,000	(1)	Sofi Professional Loan Program 2018-C A2FX Trust, 3.590%, 01/25/2048	834,215	0.3
				1,582,309	0.6

			Total Asset-Backed Securities
			(Cost $3,754,843)	3,814,586	1.4

VY® BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

	Value	Percentage of Net Assets
PURCHASED OPTIONS (6): 0.8%
Total Purchased Options
(Cost $1,598,329)	$2,264,151	0.8

Total Long-Term Investments
(Cost $264,283,604)	276,119,119	99.0

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.5%
	Mutual Funds: 0.5%
1,463,866	(7) BlackRock Liquidity Funds, FedFund, Institutional Class, 1.860%
	(Cost $1,463,866)	1,463,866	0.5

	Total Short-Term Investments
	(Cost $1,463,866)	1,463,866	0.5

	Total Investments in Securities (Cost $265,747,470)	$277,582,985	99.5
	Assets in Excess of Other Liabilities	1,450,444	0.5
	Net Assets	$279,033,429	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Variable rate security. Rate shown is the rate in effect as of September 30, 2019.
(3)	All or a portion of this security has been pledged as collateral in connection with open futures contracts. Please refer to Note 2 for additional details.
(4)	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
(5)	Represents a zero coupon bond. Rate shown reflects the effective yield as of September 30, 2019.
(6)	The tables within the Portfolio of Investments detail open purchased options which are non-income producing securities.
(7)	Rate shown is the 7-day yield as of September 30, 2019.

EUR	EU Euro
JPY	Japanese Yen
NZD	New Zealand Dollar

Reference Rate Abbreviations:
US0001M	1-month LIBOR
US0003M	3-month LIBOR

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2019 in valuing the assets and liabilities:

VY® BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2019
Asset Table
Investments, at fair value
Purchased Options	$129,875	$2,134,276	$–	$2,264,151
Corporate Bonds/Notes	–	72,397,788	–	72,397,788
Commercial Mortgage-Backed Securities	–	4,590,790	–	4,590,790
Asset-Backed Securities	–	3,814,586	–	3,814,586
U.S. Government Agency Obligations	–	24,755,181	–	24,755,181
Sovereign Bonds	–	26,535,954	–	26,535,954
U.S. Treasury Obligations	–	141,760,669	–	141,760,669
Short-Term Investments	1,463,866	–	–	1,463,866
Total Investments, at fair value	$1,593,741	$275,989,244	$–	$277,582,985
Other Financial Instruments+
Centrally Cleared Swaps	–	2,424,435	–	2,424,435
Forward Foreign Currency Contracts	–	351,293	–	351,293
Futures	242,661	–	–	242,661
OTC Swaps	–	953,463	–	953,463
Total Assets	$1,836,402	$279,718,435	$–	$281,554,837
Liabilities Table
Other Financial Instruments+
Centrally Cleared Swaps	$–	$(6,594,895)	$–	$(6,594,895)
Forward Foreign Currency Contracts	–	(11,194)	–	(11,194)
Futures	(486,123)	–	–	(486,123)
Written Options	(101,406)	(1,644,136)	–	(1,745,542)
Total Liabilities	$(587,529)	$(8,250,225)	$–	$(8,837,754)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At September 30, 2019, the following forward foreign currency contracts were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	9,913,376	EUR	8,994,000	Bank of America N.A.	10/03/19	$109,520
CAD	555,959	USD	420,000	Citibank N.A.	12/18/19	193
EUR	245,000	USD	271,987	Citibank N.A.	12/18/19	(3,320)
EUR	260,000	USD	289,093	Commonwealth Bank of Australia	12/18/19	(3,976)
USD	9,878,698	JPY	1,049,202,000	Goldman Sachs International	10/03/19	174,378
USD	39,730	EUR	36,000	Goldman Sachs International	10/03/19	489
USD	4,864,301	NZD	7,668,000	HSBC Bank PLC	10/03/19	62,470
USD	47,107	GBP	39,000	HSBC Bank PLC	10/03/19	(848)
CAD	380,000	JPY	30,827,792	HSBC Bank PLC	12/18/19	433
CAD	1,120,602	USD	850,000	NatWest Markets PLC	12/18/19	(3,050)
CAD	557,231	USD	420,000	NatWest Markets PLC	12/18/19	1,155
USD	271,322	EUR	245,000	Toronto Dominion Securities	12/18/19	2,655
						$340,099

At September 30, 2019, the following futures contracts were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
Canada 10-Year Bond	50	12/18/19	$5,381,741	$(62,431)
U.S. Treasury 2-Year Note	136	12/31/19	29,308,000	(49,677)
U.S. Treasury 5-Year Note	434	12/31/19	51,710,422	(316,931)
			$86,400,163	$(429,039)
Short Contracts:
Euro-Bund	(20)	12/06/19	(3,798,489)	240
Euro-Buxl® 30-year German Government Bond	(5)	12/06/19	(1,185,325)	32,942
Euro-OAT	(4)	12/06/19	(742,520)	(1)

VY® BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Japan 10-Year Bond (TSE)	(6)	12/13/19	$(8,602,266)	$10,252
Long-Term Euro-BTP	(50)	12/06/19	(7,947,944)	(57,083)
U.S. Treasury Ultra 10-Year Note	(134)	12/19/19	(19,082,437)	199,227
			$(41,358,981)	$185,577

At September 30, 2019, the following centrally cleared interest rate swaps were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Pay	6-month GBP-LIBOR	Semi-Annual	0.718%	Semi-Annual	08/16/21	GBP	7,790,000	$9,655	$9,458
Pay	3-month NZD-BBR-FRA	Quarterly	1.273	Semi-Annual	08/15/29	NZD	4,810,000	15,322	14,765
Pay	3-month USD-LIBOR	Quarterly	3.289	Semi-Annual	10/08/20	USD	2,590,000	37,571	37,531
Pay	3-month USD-LIBOR	Quarterly	1.528	Semi-Annual	11/22/20	USD	2,760,000	(5,766)	(5,810)
Pay	3-month USD-LIBOR	Quarterly	1.620	Semi-Annual	06/16/21	USD	551,000	682	673
Pay	3-month USD-LIBOR	Quarterly	1.507	Semi-Annual	06/23/21	USD	2,920,000	511	465
Pay	3-month USD-LIBOR	Quarterly	1.718	Semi-Annual	07/14/21	USD	8,760,000	20,693	20,556
Pay	3-month USD-LIBOR	Quarterly	1.528	Semi-Annual	08/04/21	USD	1,820,000	1,141	1,113
Pay	3-month USD-LIBOR	Quarterly	1.326	Semi-Annual	08/07/21	USD	1,450,000	(1,935)	(1,958)
Pay	3-month USD-LIBOR	Quarterly	1.295	Semi-Annual	08/18/21	USD	1,460,000	(2,302)	(2,325)
Pay	3-month USD-LIBOR	Quarterly	1.205	Semi-Annual	09/02/21	USD	730,000	(1,739)	(1,750)
Pay	3-month USD-LIBOR	Quarterly	1.221	Semi-Annual	09/02/21	USD	1,460,000	(3,257)	(3,280)
Pay	3-month USD-LIBOR	Quarterly	1.228	Semi-Annual	09/02/21	USD	1,460,000	(3,150)	(3,173)
Pay	3-month USD-LIBOR	Quarterly	1.175	Semi-Annual	09/08/21	USD	1,450,000	(3,847)	(3,869)
Pay	3-month USD-LIBOR	Quarterly	1.359	Semi-Annual	09/28/21	USD	1,440,000	(1,108)	(1,131)
Pay	3-month USD-LIBOR	Quarterly	1.585	Semi-Annual	12/24/21	USD	460,000	335	327
Pay	3-month USD-LIBOR	Quarterly	1.632	Semi-Annual	01/07/22	USD	730,000	1,395	1,383
Pay	3-month USD-LIBOR	Quarterly	2.526	Semi-Annual	02/07/22	USD	28,480,000	568,062	589,933
Pay	3-month USD-LIBOR	Quarterly	2.484	Semi-Annual	02/11/22	USD	455,000	8,723	8,715
Pay	3-month USD-LIBOR	Quarterly	2.509	Semi-Annual	02/11/22	USD	455,000	8,945	8,938
Pay	3-month USD-LIBOR	Quarterly	2.498	Semi-Annual	02/24/22	USD	460,000	9,031	9,023
Pay	3-month USD-LIBOR	Quarterly	2.462	Semi-Annual	02/28/22	USD	920,000	17,528	17,512
Pay	3-month USD-LIBOR	Quarterly	2.460	Semi-Annual	03/10/22	USD	695,000	13,285	13,274
Pay	3-month USD-LIBOR	Quarterly	2.431	Semi-Annual	03/23/22	USD	930,000	17,388	17,372
Pay	3-month USD-LIBOR	Quarterly	2.434	Semi-Annual	03/23/22	USD	930,000	17,442	17,427
Pay	3-month USD-LIBOR	Quarterly	2.230	Semi-Annual	03/24/22	USD	1,400,000	20,695	20,672
Pay	3-month USD-LIBOR	Quarterly	2.033	Semi-Annual	03/30/22	USD	4,650,000	51,208	51,130
Pay	3-month USD-LIBOR	Quarterly	2.254	Semi-Annual	04/07/22	USD	950,000	14,631	14,615
Pay	3-month USD-LIBOR	Quarterly	2.210	Semi-Annual	04/15/22	USD	930,000	13,665	13,650
Pay	3-month USD-LIBOR	Quarterly	2.336	Semi-Annual	04/24/22	USD	1,160,000	19,920	19,901
Pay	3-month USD-LIBOR	Quarterly	2.250	Semi-Annual	04/27/22	USD	5,370,000	83,199	83,109
Pay	3-month USD-LIBOR	Quarterly	2.333	Semi-Annual	04/27/22	USD	790,000	13,519	13,505
Pay	3-month USD-LIBOR	Quarterly	2.213	Semi-Annual	04/28/22	USD	745,000	11,003	10,991
Pay	3-month USD-LIBOR	Quarterly	2.244	Semi-Annual	04/28/22	USD	745,000	11,454	11,441
Pay	3-month USD-LIBOR	Quarterly	2.255	Semi-Annual	04/28/22	USD	372,500	5,807	5,801
Pay	3-month USD-LIBOR	Quarterly	2.255	Semi-Annual	04/28/22	USD	372,500	5,810	5,804
Pay	3-month USD-LIBOR	Quarterly	2.266	Semi-Annual	04/28/22	USD	745,000	11,781	11,768
Pay	3-month USD-LIBOR	Quarterly	1.744	Semi-Annual	06/16/22	USD	1,840,000	10,969	10,939
Pay	3-month USD-LIBOR	Quarterly	1.713	Semi-Annual	07/13/22	USD	9,250,000	29,561	29,415
Pay	3-month USD-LIBOR	Quarterly	1.388	Semi-Annual	09/28/22	USD	1,300,000	(637)	(659)
Pay	3-month USD-LIBOR	Quarterly	2.834	Semi-Annual	12/17/22	USD	510,600	14,179	14,170
Pay	3-month USD-LIBOR	Quarterly	2.179	Semi-Annual	03/29/24	USD	1,980,000	57,392	57,357
Pay	3-month USD-LIBOR	Quarterly	1.795	Semi-Annual	07/12/24	USD	600,000	7,831	7,820
Pay	3-month USD-LIBOR	Quarterly	2.519	Semi-Annual	08/02/24	USD	340,000	15,957	15,951
Pay	3-month USD-LIBOR	Quarterly	1.600	Semi-Annual	09/19/24	USD	2,320,000	9,793	9,751
Pay	3-month USD-LIBOR	Quarterly	1.590	Semi-Annual	09/20/24	USD	580,000	2,168	2,157
Pay	3-month USD-LIBOR	Quarterly	1.603	Semi-Annual	09/24/24	USD	360,000	1,598	1,592
Pay	3-month USD-LIBOR	Quarterly	1.527	Semi-Annual	09/25/24	USD	290,000	244	239
Pay	3-month USD-LIBOR	Quarterly	3.271	Semi-Annual	10/08/24	USD	790,000	(67,232)	(67,246)
Pay	3-month USD-LIBOR	Quarterly	2.550	Semi-Annual	10/31/24	USD	1,600,000	81,307	81,278
Pay	3-month USD-LIBOR	Quarterly	2.570	Semi-Annual	02/13/25	USD	1,430,000	76,056	76,031
Pay	3-month USD-LIBOR	Quarterly	2.620	Semi-Annual	02/14/25	USD	1,360,000	75,612	75,588

VY® BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

			Fixed Rate		Maturity Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Pay	3-month USD-LIBOR	Quarterly	2.600%	Semi-Annual	03/26/29	USD	325,000	$29,959	$29,953
Pay	3-month USD-LIBOR	Quarterly	1.967	Semi-Annual	07/30/29	USD	620,000	22,496	22,483
Pay	3-month USD-LIBOR	Quarterly	1.980	Semi-Annual	08/05/29	USD	630,000	23,541	23,528
Pay	3-month USD-LIBOR	Quarterly	1.648	Semi-Annual	08/08/29	USD	390,000	2,699	2,691
Pay	3-month USD-LIBOR	Quarterly	1.524	Semi-Annual	08/09/29	USD	160,000	(729)	(732)
Pay	3-month USD-LIBOR	Quarterly	1.530	Semi-Annual	08/09/29	USD	80,000	(320)	(322)
Pay	3-month USD-LIBOR	Quarterly	1.409	Semi-Annual	08/19/29	USD	310,000	(4,708)	(4,714)
Pay	3-month USD-LIBOR	Quarterly	1.427	Semi-Annual	08/19/29	USD	310,000	(4,192)	(4,198)
Pay	3-month USD-LIBOR	Quarterly	1.422	Semi-Annual	08/28/29	USD	190,000	(2,662)	(2,666)
Pay	3-month USD-LIBOR	Quarterly	1.525	Semi-Annual	09/26/29	USD	190,000	(881)	(885)
Pay	3-month USD-LIBOR	Quarterly	1.529	Semi-Annual	09/27/29	USD	120,000	(515)	(517)
Pay	3-month USD-LIBOR	Quarterly	2.447	Semi-Annual	05/18/31	USD	210,000	16,432	16,428
Pay	3-month USD-LIBOR	Quarterly	2.102	Semi-Annual	06/22/31	USD	100,000	4,626	4,623
Pay	3-month USD-LIBOR	Quarterly	1.704	Semi-Annual	05/15/45	USD	170,000	(364)	(369)
Pay	3-month USD-LIBOR	Quarterly	1.725	Semi-Annual	08/15/49	USD	140,000	108	105
Pay	3-month USD-LIBOR	Quarterly	1.863	Semi-Annual	11/07/49	USD	90,000	3,122	3,119
Pay	3-month USD-LIBOR	Quarterly	1.770	Semi-Annual	12/12/49	USD	200,000	2,518	2,513
Receive	6-month EUR-EURIBOR	Semi-Annual	(0.300)	Annual	07/25/23	EUR	3,100,000	(8,820)	(9,153)
Receive	6-month EUR-EURIBOR	Semi-Annual	(0.290)	Annual	07/26/23	EUR	1,640,000	(5,033)	(5,217)
Receive	6-month JPY-LIBOR	Semi-Annual	0.336	Semi-Annual	02/08/34	JPY	860,000	(294)	(296)
Receive	6-month JPY-LIBOR	Semi-Annual	0.295	Semi-Annual	06/17/39	JPY	5,440,000	(1,042)	(1,077)
Receive	6-month JPY-LIBOR	Semi-Annual	0.167	Semi-Annual	08/08/39	JPY	3,930,000	187	174
Receive	6-month JPY-LIBOR	Semi-Annual	0.715	Semi-Annual	03/21/44	JPY	3,980,000	(2,704)	(2,727)
Receive	6-month JPY-LIBOR	Semi-Annual	0.205	Semi-Annual	08/24/44	JPY	1,960,000	571	570
Receive	3-month NZD-BBR-FRA	Quarterly	2.545	Semi-Annual	03/20/29	NZD	2,100,000	(161,413)	(169,669)
Receive	3-month NZD-BBR-FRA	Quarterly	2.576	Semi-Annual	03/20/29	NZD	472,700	(37,170)	(39,116)
Receive	3-month NZD-BBR-FRA	Quarterly	2.588	Semi-Annual	03/20/29	NZD	252,300	(20,012)	(21,068)
Receive	3-month NZD-BBR-FRA	Quarterly	2.800	Semi-Annual	03/20/29	NZD	6,141,160	(561,434)	(590,437)
Receive	3-month USD-LIBOR	Quarterly	1.560	Semi-Annual	03/27/21	USD	5,280,000	(258)	(340)
Receive	3-month USD-LIBOR	Quarterly	1.560	Semi-Annual	03/30/21	USD	5,290,000	(360)	(443)
Receive	3-month USD-LIBOR	Quarterly	2.277	Semi-Annual	04/27/21	USD	5,150,000	(37,790)	(37,626)
Receive	3-month USD-LIBOR	Quarterly	1.754	Semi-Annual	06/09/21	USD	140,000	(350)	(352)
Receive	3-month USD-LIBOR	Quarterly	1.770	Semi-Annual	06/15/21	USD	11,150,000	(30,109)	(30,284)
Receive	3-month USD-LIBOR	Quarterly	1.702	Semi-Annual	07/07/21	USD	1,465,000	(3,171)	(3,194)
Receive	3-month USD-LIBOR	Quarterly	1.716	Semi-Annual	07/07/21	USD	1,465,000	(3,379)	(3,402)
Receive	3-month USD-LIBOR	Quarterly	2.506	Semi-Annual	08/02/21	USD	4,240,000	(68,280)	(68,351)
Receive	3-month USD-LIBOR	Quarterly	1.752	Semi-Annual	08/04/21	USD	5,820,000	(16,397)	(16,488)
Receive	1-day Overnight Fed Funds Effective Rate	Annual	1.100	Annual	09/15/21	USD	10,100,000	31,913	33,023
Receive	3-month USD-LIBOR	Quarterly	2.000	Semi-Annual	09/25/21	USD	1,000,000	(7,089)	(7,106)
Receive	3-month USD-LIBOR	Quarterly	1.670	Semi-Annual	09/30/21	USD	1,450,000	(955)	(979)
Receive	3-month USD-LIBOR	Quarterly	2.182	Semi-Annual	11/25/21	USD	3,910,000	(46,342)	(46,407)
Receive	3-month USD-LIBOR	Quarterly	2.575	Semi-Annual	02/07/22	USD	380,000	(7,944)	(7,950)
Receive	3-month USD-LIBOR	Quarterly	2.515	Semi-Annual	02/13/22	USD	2,630,000	(52,212)	(52,255)
Receive	3-month USD-LIBOR	Quarterly	2.560	Semi-Annual	02/14/22	USD	975,000	(20,188)	(20,204)
Receive	3-month USD-LIBOR	Quarterly	2.580	Semi-Annual	02/18/22	USD	2,640,000	(55,863)	(55,907)
Receive	3-month USD-LIBOR	Quarterly	2.480	Semi-Annual	03/02/22	USD	1,470,000	(28,543)	(28,567)
Receive	3-month USD-LIBOR	Quarterly	2.187	Semi-Annual	03/31/22	USD	830,000	(11,634)	(11,648)
Receive	3-month USD-LIBOR	Quarterly	2.360	Semi-Annual	04/20/22	USD	1,400,000	(24,603)	(24,626)
Receive	3-month USD-LIBOR	Quarterly	2.307	Semi-Annual	05/07/22	USD	14,200,000	(237,582)	(237,819)
Receive	3-month USD-LIBOR	Quarterly	1.870	Semi-Annual	06/03/22	USD	5,710,000	(27,035)	(27,124)
Receive	3-month USD-LIBOR	Quarterly	1.741	Semi-Annual	07/14/22	USD	4,410,000	(26,716)	(26,790)
Receive	3-month USD-LIBOR	Quarterly	2.500	Semi-Annual	02/08/23	USD	1,190,000	(25,383)	(25,403)
Receive	3-month USD-LIBOR	Quarterly	2.521	Semi-Annual	02/09/23	USD	10,050,000	(218,368)	(218,895)
Receive	3-month USD-LIBOR	Quarterly	2.550	Semi-Annual	02/16/23	USD	860,000	(19,185)	(19,200)
Receive	3-month USD-LIBOR	Quarterly	2.540	Semi-Annual	03/05/23	USD	1,470,000	(32,579)	(32,604)
Receive	3-month USD-LIBOR	Quarterly	2.430	Semi-Annual	03/15/23	USD	4,250,000	(85,071)	(85,042)
Receive	3-month USD-LIBOR	Quarterly	1.771	Semi-Annual	07/12/23	USD	9,400,000	(32,486)	(32,634)
Receive	3-month USD-LIBOR	Quarterly	3.069	Semi-Annual	10/04/23	USD	338	(20)	(20)
Receive	3-month USD-LIBOR	Quarterly	3.045	Semi-Annual	11/29/23	USD	2,192,000	(135,221)	(135,261)
Receive	3-month USD-LIBOR	Quarterly	1.790	Semi-Annual	06/20/24	USD	590,000	(7,441)	(7,451)
Receive	3-month USD-LIBOR	Quarterly	1.534	Semi-Annual	09/12/24	USD	290,000	(324)	(330)
Receive	3-month USD-LIBOR	Quarterly	1.513	Semi-Annual	09/13/24	USD	290,000	(30)	(35)
Receive	3-month USD-LIBOR	Quarterly	1.598	Semi-Annual	09/17/24	USD	950,000	(3,962)	(3,979)
Receive	3-month USD-LIBOR	Quarterly	1.678	Semi-Annual	09/17/24	USD	580,000	(4,640)	(4,651)
Receive	3-month USD-LIBOR	Quarterly	1.638	Semi-Annual	09/18/24	USD	1,510,000	(9,176)	(9,204)
Receive	3-month USD-LIBOR	Quarterly	1.829	Semi-Annual	10/18/24	USD	670,000	(10,518)	(10,530)

VY® BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

			Fixed Rate		Maturity Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Receive	3-month USD-LIBOR	Quarterly	1.875%	Semi-Annual	12/16/24	USD	750,000	$(14,196)	$(14,210)
Receive	3-month USD-LIBOR	Quarterly	2.572	Semi-Annual	02/07/25	USD	5,090,000	(270,877)	(276,826)
Receive	3-month USD-LIBOR	Quarterly	2.622	Semi-Annual	03/06/25	USD	310,000	(17,328)	(17,333)
Receive	3-month USD-LIBOR	Quarterly	2.161	Semi-Annual	03/31/25	USD	190,000	(6,457)	(6,461)
Receive	3-month USD-LIBOR	Quarterly	2.312	Semi-Annual	04/03/25	USD	800,000	(32,974)	(32,989)
Receive	3-month USD-LIBOR	Quarterly	2.350	Semi-Annual	04/27/25	USD	1,440,000	(62,200)	(62,226)
Receive	3-month USD-LIBOR	Quarterly	1.606	Semi-Annual	07/31/26	USD	1,450,000	(10,780)	(10,807)
Receive	3-month USD-LIBOR	Quarterly	1.595	Semi-Annual	05/15/29	USD	980,000	(3,975)	(3,995)
Receive	3-month USD-LIBOR	Quarterly	1.545	Semi-Annual	08/09/29	USD	170,000	437	434
Receive	3-month USD-LIBOR	Quarterly	1.559	Semi-Annual	08/28/29	USD	95,000	124	122
Receive	3-month USD-LIBOR	Quarterly	1.540	Semi-Annual	09/12/29	USD	340,000	1,088	1,081
Receive	3-month USD-LIBOR	Quarterly	1.627	Semi-Annual	09/13/29	USD	150,000	(734)	(737)
Receive	3-month USD-LIBOR	Quarterly	1.639	Semi-Annual	09/13/29	USD	150,000	(895)	(898)
Receive	3-month USD-LIBOR	Quarterly	1.685	Semi-Annual	09/19/29	USD	600,000	(6,090)	(6,102)
Receive	3-month USD-LIBOR	Quarterly	1.672	Semi-Annual	09/20/29	USD	150,000	(1,343)	(1,346)
Receive	3-month USD-LIBOR	Quarterly	1.610	Semi-Annual	09/27/29	USD	150,000	(498)	(501)
Receive	3-month USD-LIBOR	Quarterly	2.357	Semi-Annual	03/29/30	USD	1,020,000	(75,417)	(75,437)
Receive	3-month USD-LIBOR	Quarterly	2.554	Semi-Annual	05/06/30	USD	200,000	(18,412)	(18,416)
Receive	3-month USD-LIBOR	Quarterly	2.325	Semi-Annual	06/24/34	USD	70,000	(3,659)	(3,661)
Receive	3-month USD-LIBOR	Quarterly	1.645	Semi-Annual	08/22/34	USD	300,000	2,316	2,310
Receive	3-month USD-LIBOR	Quarterly	2.898	Semi-Annual	02/15/49	USD	400,000	(112,024)	(112,035)
Receive	3-month USD-LIBOR	Quarterly	2.378	Semi-Annual	07/05/49	USD	140,000	(5,797)	(5,800)
Receive	3-month USD-LIBOR	Quarterly	1.894	Semi-Annual	08/08/49	USD	150,000	(6,228)	(6,232)
Receive	3-month USD-LIBOR	Quarterly	1.634	Semi-Annual	08/16/49	USD	130,000	2,759	2,746
Receive	3-month USD-LIBOR	Quarterly	1.637	Semi-Annual	08/16/49	USD	40,000	820	819
Receive	3-month USD-LIBOR	Quarterly	1.709	Semi-Annual	08/16/49	USD	130,000	579	576
Receive	3-month USD-LIBOR	Quarterly	1.667	Semi-Annual	08/17/49	USD	100,000	737	735
Receive	3-month USD-LIBOR	Quarterly	1.559	Semi-Annual	08/19/49	USD	120,000	4,714	4,711
Receive	3-month USD-LIBOR	Quarterly	1.587	Semi-Annual	08/19/49	USD	120,000	3,917	3,914
Receive	3-month USD-LIBOR	Quarterly	1.540	Semi-Annual	08/30/49	USD	40,000	1,755	1,754
Receive	3-month USD-LIBOR	Quarterly	2.370	Semi-Annual	06/15/50	USD	370,000	(58,147)	(58,157)
								$(1,352,015)	$(1,380,082)

At September 30, 2019, the following centrally cleared inflation-linked swaps were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Pay	Eurostat Eurozone HICP ex Tobacco NSA (CPTFEMU)	At Termination Date	1.110%	At Termination Date	03/15/24	EUR	2,230,000	$35,208	$35,823
Pay	Eurostat Eurozone HICP ex Tobacco NSA (CPTFEMU)	At Termination Date	1.163	At Termination Date	05/15/29	EUR	1,165,000	20,259	20,511
Pay	Eurostat Eurozone HICP ex Tobacco NSA (CPTFEMU)	At Termination Date	1.085	At Termination Date	08/15/29	EUR	550,000	6,806	6,832
Pay	Eurostat Eurozone HICP ex Tobacco NSA (CPTFEMU)	At Termination Date	1.390	At Termination Date	06/15/49	EUR	235,000	6,114	6,979
Pay	Eurostat Eurozone HICP ex Tobacco NSA (CPTFEMU)	At Termination Date	1.395	At Termination Date	08/15/49	EUR	285,000	9,419	9,367
Pay	U.K. RPI All Items Monthly	At Termination Date	3.640	At Termination Date	06/15/24	GBP	3,915,000	(37,908)	(50,716)
Pay	U.K. RPI All Items Monthly	At Termination Date	3.846	At Termination Date	09/15/24	GBP	1,935,000	1,783	1,793
Pay	U.K. RPI All Items Monthly	At Termination Date	3.385	At Termination Date	08/15/28	GBP	2,670,000	(124,343)	(124,608)
Pay	U.K. RPI All Items Monthly	At Termination Date	3.400	At Termination Date	08/15/28	GBP	3,160,000	(139,558)	(139,329)
Pay	U.K. RPI All Items Monthly	At Termination Date	3.500	At Termination Date	09/15/28	GBP	95,000	(2,594)	(2,500)
Pay	U.K. RPI All Items Monthly	At Termination Date	3.505	At Termination Date	10/15/28	GBP	1,470,000	(31,471)	(29,627)
Pay	U.K. RPI All Items Monthly	At Termination Date	3.490	At Termination Date	03/15/29	GBP	1,590,000	(64,651)	(65,542)
Pay	U.K. RPI All Items Monthly	At Termination Date	3.650	At Termination Date	06/15/29	GBP	860,000	(10,425)	(10,033)

VY® BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Pay	U.K. RPI All Items Monthly	At Termination Date	3.700%	At Termination Date	07/15/29	GBP	885,000	$(3,511)	$(3,341)
Pay	U.K. RPI All Items Monthly	At Termination Date	3.770	At Termination Date	08/15/29	GBP	1,715,000	9,581	9,707
Pay	U.K. RPI All Items Monthly	At Termination Date	3.547	At Termination Date	11/15/32	GBP	4,200,000	(24,042)	(8,940)
Pay	U.K. RPI All Items Monthly	At Termination Date	3.600	At Termination Date	11/15/42	GBP	2,295,000	321,766	336,906
Pay	U.K. RPI All Items Monthly	At Termination Date	3.255	At Termination Date	09/15/49	GBP	350,000	7,305	7,447
Pay	U.K. RPI All Items Monthly	At Termination Date	3.257	At Termination Date	09/15/49	GBP	175,000	3,937	4,005
Pay	U.K. RPI All Items Monthly	At Termination Date	3.260	At Termination Date	09/15/49	GBP	175,000	4,364	4,439
Pay	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.164	At Termination Date	10/30/23	USD	2,695,000	77,406	77,308
Pay	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.152	At Termination Date	03/05/29	USD	2,155,000	90,472	90,384
Pay	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.037	At Termination Date	04/01/29	USD	1,455,000	41,656	41,597
Pay	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	1.750	At Termination Date	08/22/29	USD	1,350,000	1,868	1,813
Receive	Eurostat Eurozone HICP ex Tobacco NSA (CPTFEMU)	At Termination Date	1.296	At Termination Date	01/15/29	EUR	975,000	(41,155)	(42,174)
Receive	Eurostat Eurozone HICP ex Tobacco NSA (CPTFEMU)	At Termination Date	1.290	At Termination Date	03/15/29	EUR	2,230,000	(85,966)	(88,010)
Receive	Eurostat Eurozone HICP ex Tobacco NSA (CPTFEMU)	At Termination Date	1.329	At Termination Date	03/15/29	EUR	1,770,000	(77,100)	(78,949)
Receive	Eurostat Eurozone HICP ex Tobacco NSA (CPTFEMU)	At Termination Date	1.053	At Termination Date	08/15/29	EUR	1,110,000	(9,262)	(9,307)
Receive	U.K. RPI All Items Monthly	At Termination Date	3.450	At Termination Date	10/15/23	GBP	1,470,000	10,740	9,052
Receive	U.K. RPI All Items Monthly	At Termination Date	3.410	At Termination Date	03/15/24	GBP	1,590,000	42,198	42,758
Receive	U.K. RPI All Items Monthly	At Termination Date	3.813	At Termination Date	08/15/24	GBP	2,005,000	346	39
Receive	U.K. RPI All Items Monthly	At Termination Date	3.455	At Termination Date	11/15/27	GBP	4,200,000	120,658	112,019
Receive	U.K. RPI All Items Monthly	At Termination Date	3.481	At Termination Date	01/15/29	GBP	740,000	23,454	23,175
Receive	U.K. RPI All Items Monthly	At Termination Date	3.662	At Termination Date	08/15/29	GBP	865,000	10,505	10,149
Receive	U.K. RPI All Items Monthly	At Termination Date	3.734	At Termination Date	08/15/29	GBP	850,000	291	164
Receive	U.K. RPI All Items Monthly	At Termination Date	3.754	At Termination Date	09/13/29	GBP	840,000	(1,659)	(1,790)
Receive	U.K. RPI All Items Monthly	At Termination Date	3.750	At Termination Date	09/15/29	GBP	1,680,000	(2,212)	(2,457)
Receive	U.K. RPI All Items Monthly	At Termination Date	3.550	At Termination Date	11/15/47	GBP	2,295,000	(578,349)	(594,144)
Receive	U.K. RPI All Items Monthly	At Termination Date	3.420	At Termination Date	06/15/49	GBP	185,000	(28,955)	(28,819)
Receive	U.K. RPI All Items Monthly	At Termination Date	3.360	At Termination Date	08/15/49	GBP	545,000	(58,268)	(57,865)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.299	At Termination Date	09/28/21	USD	7,100,000	(155,120)	(155,357)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.205	At Termination Date	03/21/22	USD	5,100,000	(112,272)	(112,456)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	1.890	At Termination Date	06/29/22	USD	6,700,000	(32,566)	(32,808)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.260	At Termination Date	05/03/23	USD	9,000,000	(299,065)	(299,389)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.211	At Termination Date	10/26/23	USD	2,500,000	(78,091)	(78,181)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	1.965	At Termination Date	02/06/24	USD	12,000,000	(208,858)	(209,291)

VY® BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	1.991%	At Termination Date	03/04/24	USD	3,000,000	$(51,741)	$(51,849)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.248	At Termination Date	03/21/24	USD	4,900,000	(178,271)	(178,457)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.012	At Termination Date	04/23/24	USD	1,415,000	(25,432)	(25,483)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.014	At Termination Date	04/24/24	USD	1,415,000	(25,595)	(25,646)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.023	At Termination Date	05/02/24	USD	3,500,000	(65,676)	(65,802)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	1.829	At Termination Date	07/31/24	USD	2,700,000	(33,700)	(33,797)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	1.706	At Termination Date	08/12/24	USD	1,300,000	(7,613)	(7,660)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.351	At Termination Date	09/28/24	USD	7,400,000	(335,996)	(336,278)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	1.908	At Termination Date	05/24/25	USD	4,500,000	(68,898)	(69,069)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.361	At Termination Date	09/28/25	USD	6,150,000	(321,973)	(322,207)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.098	At Termination Date	11/29/25	USD	1,600,000	(51,327)	(51,388)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	1.853	At Termination Date	06/28/26	USD	450,000	(6,705)	(6,722)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.249	At Termination Date	10/30/28	USD	2,695,000	(151,426)	(151,536)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	1.961	At Termination Date	05/30/29	USD	1,425,000	(31,893)	(31,951)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	1.862	At Termination Date	06/21/29	USD	1,415,000	(19,087)	(19,145)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	1.846	At Termination Date	08/13/29	USD	2,580,000	(30,115)	(30,221)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	1.838	At Termination Date	08/14/29	USD	690,000	(7,416)	(7,445)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	1.746	At Termination Date	09/06/29	USD	4,100,000	(2,805)	(2,972)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	1.786	At Termination Date	08/22/49	USD	430,000	641	616
								$(2,776,293)	$(2,790,378)

 At September 30, 2019, the following over-the-counter inflation-linked swaps were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount		Fair Value	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	1.437%	At Termination Date	01/15/21	USD	22,000,000	$467,125	$–	$467,125
Citibank N.A.	Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	1.515	At Termination Date	01/15/22	USD	16,000,000	277,119	–	277,119
Citibank N.A.	Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	1.560	At Termination Date	01/15/23	USD	10,250,000	155,298	–	155,298
Citibank N.A.	Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	1.660	At Termination Date	09/22/23	USD	5,500,000	53,921	–	53,921
									$953,463	$–	$953,463

VY® BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

At September 30, 2019, the following purchased exchange-traded options were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Description	Put/Call	Expiration Date	Exercise Price	Number of Contracts		Notional Amount	Cost	Fair Value
90-Day Eurodollar	Call	03/16/20	97.75	USD	85	20,895,125	$15,450	$124,844
90-Day Eurodollar	Call	01/10/20	99.00	USD	35	8,589,438	5,726	5,031
							$21,176	$129,875

At September 30, 2019, the following exchange-traded written options were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Description	Put/Call	Expiration Date	Exercise Price	Number of Contracts		Notional Amount		Premiums Received	Fair Value
90-Day Eurodollar	Call	03/16/20	97.88	USD	85	USD	20,895,125	$12,306	$(99,875)
90-Day Eurodollar	Call	01/10/20	99.38	USD	35	USD	8,589,438	1,681	(1,531)
								$13,987	$(101,406)

At September 30, 2019, the following over-the-counter purchased foreign currency options were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Description	Counterparty	Expiration Date	Exercise Price	Notional Amount		Cost	Fair Value
Call EUR vs. Put GBP	Deutsche Bank AG	11/27/19	0.950	EUR	1,295,000	$16,487	$3,600
						$16,487	$3,600

At September 30, 2019, the following over-the-counter purchased interest rate swaptions were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Description	Counterparty	Pay/ Receive Exercise Rate	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Cost	Fair Value
Call on 10-year Interest Rate Swap(1)	Barclays Bank PLC	Receive	3.052%	3-month USD-LIBOR	01/10/29	USD	220,000	$12,430	$27,801
Call on 10-year Interest Rate Swap(1)	Barclays Bank PLC	Receive	3.088%	3-month USD-LIBOR	12/06/38	USD	570,000	26,505	72,245
Call on 10-year Interest Rate Swap(1)	Citibank N.A.	Receive	1.405%	3-month USD-LIBOR	02/18/20	USD	490,000	9,726	5,513
Call on 10-year Interest Rate Swap(1)	Citibank N.A.	Receive	1.460%	3-month USD-LIBOR	08/16/21	USD	980,000	35,072	27,641
Call on 10-year Interest Rate Swap(1)	Citibank N.A.	Receive	2.985%	3-month USD-LIBOR	04/27/38	USD	10,000	493	1,216
Call on 10-year Interest Rate Swap(1)	JPMorgan Chase Bank N.A.	Receive	2.985%	3-month USD-LIBOR	04/27/38	USD	200,000	9,400	24,311
Call on 10-year Interest Rate Swap(1)	Morgan Stanley & Co. International PLC	Receive	3.037%	3-month USD-LIBOR	01/11/29	USD	220,000	12,523	27,592
Call on 10-Year interest Rate Swap(1)	Barclays Bank PLC	Receive	2.950%	3-month USD-LIBOR	03/12/24	USD	870,000	39,215	107,480
Call on 10-Year Interest Rate Swap(1)	Barclays Bank PLC	Receive	1.650%	3-month USD-LIBOR	08/13/21	USD	980,000	33,320	35,637
Call on 10-Year Interest Rate Swap(1)	Barclays Bank PLC	Receive	1.808%	3-month USD-LIBOR	09/16/21	USD	850,000	28,560	38,098
Call on 10-Year Interest Rate Swap(1)	Barclays Bank PLC	Receive	2.824%	3-month USD-LIBOR	01/31/39	USD	120,000	6,149	13,592
Call on 10-Year Interest Rate Swap(1)	Barclays Bank PLC	Receive	2.978%	3-month USD-LIBOR	03/07/24	USD	874,500	40,205	109,826
Call on 10-Year Interest Rate Swap(1)	Barclays Bank PLC	Receive	2.978%	3-month USD-LIBOR	01/31/29	USD	100,000	5,780	12,178
Call on 10-Year Interest Rate Swap(1)	Barclays Bank PLC	Receive	3.083%	3-month USD-LIBOR	01/29/29	USD	220,000	12,496	28,234
Call on 10-Year Interest Rate Swap(1)	Goldman Sachs International	Receive	1.459%	3-month USD-LIBOR	02/21/20	USD	1,465,000	27,982	19,307
Call on 10-Year Interest Rate Swap(1)	JPMorgan Chase Bank N.A.	Receive	1.410%	3-month USD-LIBOR	02/27/20	USD	1,465,000	28,568	17,335
Call on 10-Year Interest Rate Swap(1)	JPMorgan Chase Bank N.A.	Receive	2.860%	3-month USD-LIBOR	02/22/39	USD	232,500	11,503	26,749

VY® BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

Description	Counterparty	Pay/ Receive Exercise Rate	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Cost	Fair Value
Call on 1-Year Interest Rate Swap(1)	UBS AG	Receive	2.100%	3-month USD-LIBOR	05/13/20	USD	10,355,000	$25,111	$63,271
Call on 20-year Interest Rate Swap(2)	Goldman Sachs International	Receive	0.780%	6-month JPY-LIBOR	04/16/21	JPY	1,670,000	500	1,573
Call on 20-Year interest Rate Swap(2)	JPMorgan Chase Bank N.A.	Receive	0.780%	6-month JPY-LIBOR	04/16/21	JPY	18,900,000	5,916	17,439
Call on 2-Year Interest Rate Swap(1)	Barclays Bank PLC	Receive	1.200%	3-month USD-LIBOR	09/23/20	USD	9,490,000	29,894	34,248
Call on 2-Year Interest Rate Swap(1)	Barclays Bank PLC	Receive	1.500%	3-month USD-LIBOR	06/01/20	USD	9,320,000	28,001	46,730
Call on 2-Year Interest Rate Swap(1)	Barclays Bank PLC	Receive	2.476%	3-month USD-LIBOR	01/31/20	USD	10,500,000	49,792	199,513
Call on 2-Year Interest Rate Swap(1)	JPMorgan Chase Bank N.A.	Receive	1.250%	3-month USD-LIBOR	08/10/20	USD	9,640,000	45,983	34,837
Call on 30-year Interest Rate Swap(1)	Barclays Bank PLC	Receive	1.600%	3-month USD-LIBOR	06/11/20	USD	775,000	33,302	33,913
Call on 5-Year Interest Rate Swap(1)	Barclays Bank PLC	Receive	2.520%	3-month USD-LIBOR	01/31/20	USD	1,350,000	15,357	68,563
Call on 5-Year Interest Rate Swap(1)	Citibank N.A.	Receive	2.521%	3-month USD-LIBOR	02/26/20	USD	2,390,000	26,290	122,240
Call on 5-Year Interest Rate Swap(1)	Deutsche Bank AG	Receive	3.208%	3-month USD-LIBOR	10/25/19	USD	2,140,000	26,001	176,549
Call on 5-Year Interest Rate Swap(1)	Morgan Stanley & Co. International PLC	Receive	3.090%	3-month USD-LIBOR	11/27/19	USD	4,210,000	54,204	325,222
Put on 10-year Interest Rate Swap(3)	Barclays Bank PLC	Pay	1.100%	6-month JPY-LIBOR	06/29/22	JPY	692,890,000	94,254	4,535
Put on 10-year Interest Rate Swap(4)	Barclays Bank PLC	Pay	3.052%	3-month USD-LIBOR	01/10/29	USD	220,000	12,430	6,210
Put on 10-year Interest Rate Swap(4)	Barclays Bank PLC	Pay	3.088%	3-month USD-LIBOR	12/06/38	USD	570,000	26,505	20,903
Put on 10-year Interest Rate Swap(4)	Citibank N.A.	Pay	1.405%	3-month USD-LIBOR	02/18/20	USD	490,000	9,726	12,538
Put on 10-year Interest Rate Swap(4)	Citibank N.A.	Pay	2.350%	3-month USD-LIBOR	07/13/20	USD	2,900,000	10,856	8,510
Put on 10-year Interest Rate Swap(4)	Citibank N.A.	Pay	2.985%	3-month USD-LIBOR	04/27/38	USD	10,000	461	384
Put on 10-year Interest Rate Swap(4)	JPMorgan Chase Bank N.A.	Pay	1.410%	3-month USD-LIBOR	02/27/20	USD	1,465,000	28,568	37,549
Put on 10-year Interest Rate Swap(4)	JPMorgan Chase Bank N.A.	Pay	2.985%	3-month USD-LIBOR	04/27/38	USD	200,000	9,400	7,677
Put on 10-year Interest Rate Swap(4)	Morgan Stanley & Co. International PLC	Pay	2.500%	3-month USD-LIBOR	06/13/24	USD	930,000	41,811	23,108
Put on 10-year Interest Rate Swap(4)	Morgan Stanley & Co. International PLC	Pay	2.500%	3-month USD-LIBOR	06/20/24	USD	930,000	37,600	23,196
Put on 10-year Interest Rate Swap(4)	Morgan Stanley & Co. International PLC	Pay	3.037%	3-month USD-LIBOR	01/11/29	USD	220,000	12,523	6,277
Put on 10-Year interest Rate Swap(4)	Barclays Bank PLC	Pay	1.650%	3-month USD-LIBOR	08/13/21	USD	980,000	33,320	31,093
Put on 10-Year interest Rate Swap(4)	Barclays Bank PLC	Pay	2.250%	3-month USD-LIBOR	08/08/22	USD	960,000	22,728	19,273
Put on 10-Year interest Rate Swap(4)	Barclays Bank PLC	Pay	2.824%	3-month USD-LIBOR	01/31/39	USD	120,000	6,025	4,974
Put on 10-Year interest Rate Swap(4)	Barclays Bank PLC	Pay	2.950%	3-month USD-LIBOR	03/12/24	USD	870,000	39,215	13,004
Put on 10-Year interest Rate Swap(4)	Barclays Bank PLC	Pay	2.978%	3-month USD-LIBOR	03/07/24	USD	874,500	40,205	12,667
Put on 10-Year interest Rate Swap(4)	Barclays Bank PLC	Pay	2.978%	3-month USD-LIBOR	01/31/29	USD	100,000	5,778	2,979
Put on 10-Year interest Rate Swap(4)	Barclays Bank PLC	Pay	3.083%	3-month USD-LIBOR	01/29/29	USD	220,000	12,496	6,108
Put on 10-Year interest Rate Swap(4)	Citibank N.A.	Pay	1.460%	3-month USD-LIBOR	08/16/21	USD	980,000	35,072	40,062
Put on 10-Year interest Rate Swap(4)	Goldman Sachs International	Pay	1.459%	3-month USD-LIBOR	02/21/20	USD	1,465,000	27,981	32,921
Put on 10-Year interest Rate Swap(4)	JPMorgan Chase Bank N.A.	Pay	2.250%	3-month USD-LIBOR	08/02/22	USD	950,000	25,650	18,960

VY® BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

Description	Counterparty	Pay/ Receive Exercise Rate	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Cost	Fair Value
Put on 10-Year interest Rate Swap(4)	JPMorgan Chase Bank N.A.	Pay	2.860%	3-month USD-LIBOR	02/22/39	USD	232,500	$11,503	$9,479
Put on 10-Year Interest Rate Swap(4)	Barclays Bank PLC	Pay	1.808%	3-month USD-LIBOR	09/16/21	USD	850,000	28,560	22,297
Put on 1-Year Interest Rate Swap(4)	UBS AG	Pay	2.100%	3-month USD-LIBOR	05/13/20	USD	10,355,000	25,111	2,854
Put on 20-year Interest Rate Swap(3)	Goldman Sachs International	Pay	0.780%	6-month JPY-LIBOR	04/16/21	JPY	1,670,000	500	65
Put on 20-Year interest Rate Swap(3)	JPMorgan Chase Bank N.A.	Pay	0.780%	6-month JPY-LIBOR	04/16/21	JPY	18,900,000	5,916	752
Put on 20-Year interest Rate Swap(3)	JPMorgan Chase Bank N.A.	Pay	0.780%	6-month JPY-LIBOR	04/16/21	JPY	3,300,000	521	105
Put on 20-Year interest Rate Swap(3)	JPMorgan Chase Bank N.A.	Pay	0.780%	6-month JPY-LIBOR	04/16/21	JPY	3,300,000	521	106
Put on 2-year Interest Rate Swap(5)	Barclays Bank PLC	Pay	-0.450%	6-month EUR-EURIBOR	12/12/19	EUR	1,200,000	1,914	760
Put on 2-Year interest Rate Swap(4)	Barclays Bank PLC	Pay	2.476%	3-month USD-LIBOR	01/31/20	USD	7,000,000	33,936	183
Put on 30-year Interest Rate Swap(4)	Barclays Bank PLC	Pay	2.850%	3-month USD-LIBOR	05/09/22	USD	1,170,000	67,934	23,684
Put on 30-year Interest Rate Swap(4)	Barclays Bank PLC	Pay	3.800%	3-month USD-LIBOR	06/07/21	USD	830,000	32,380	1,392
Put on 5-Year interest Rate Swap(4)	Barclays Bank PLC	Pay	2.520%	3-month USD-LIBOR	01/31/20	USD	1,350,000	16,770	101
Put on 5-Year interest Rate Swap(4)	Citibank N.A.	Pay	2.521%	3-month USD-LIBOR	02/26/20	USD	2,390,000	26,290	288
Put on 5-Year interest Rate Swap(4)	Deutsche Bank AG	Pay	3.208%	3-month USD-LIBOR	10/25/19	USD	2,140,000	26,001	–
Put on 5-Year interest Rate Swap(4)	Morgan Stanley & Co. International PLC	Pay	3.090%	3-month USD-LIBOR	11/27/19	USD	4,210,000	54,204	–
								$1,544,943	$2,113,847

At September 30, 2019, the following over-the-counter written interest rate swaptions were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Description	Counterparty	Pay/ Receive Exercise Rate	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Premiums Received	Fair Value
Call on 10-Year interest Rate Swap(4)	Barclays Bank PLC	Pay	2.788%	3-month USD-LIBOR	03/08/21	USD	1,312,000	$39,114	$(148,991)
Call on 10-Year interest Rate Swap(4)	Barclays Bank PLC	Pay	3.050%	3-month USD-LIBOR	03/12/24	USD	700,000	37,135	(88,343)
Call on 10-Year Interest Rate Swap	Barclays Bank PLC	Pay	-0.117%	6-month EUR-EURIBOR	02/10/20	EUR	5,690,000	85,893	(87,066)
Call on 10-Year Interest Rate Swap(4)	Barclays Bank PLC	Pay	1.250%	3-month USD-LIBOR	08/19/20	USD	1,230,000	21,341	(16,327)
Call on 10-Year Interest Rate Swap(4)	Barclays Bank PLC	Pay	1.605%	3-month USD-LIBOR	08/13/20	USD	980,000	24,071	(25,439)
Call on 10-Year Interest Rate Swap(4)	Barclays Bank PLC	Pay	1.612%	3-month USD-LIBOR	09/14/20	USD	590,000	14,676	(16,034)
Call on 10-Year Interest Rate Swap(4)	Barclays Bank PLC	Pay	1.763%	3-month USD-LIBOR	09/16/20	USD	1,180,000	29,677	(41,259)
Call on 10-Year Interest Rate Swap(4)	Barclays Bank PLC	Pay	1.900%	3-month USD-LIBOR	12/10/19	USD	700,000	5,093	(23,636)
Call on 10-Year Interest Rate Swap(4)	Barclays Bank PLC	Pay	2.200%	3-month USD-LIBOR	06/11/20	USD	1,230,000	26,829	(77,939)
Call on 10-Year Interest Rate Swap(4)	Citibank N.A.	Pay	1.410%	3-month USD-LIBOR	11/15/19	USD	490,000	7,399	(2,492)
Call on 10-Year Interest Rate Swap(4)	Citibank N.A.	Pay	1.420%	3-month USD-LIBOR	08/17/20	USD	980,000	25,480	(18,113)
Call on 10-Year Interest Rate Swap(4)	Goldman Sachs International	Pay	1.463%	3-month USD-LIBOR	11/21/19	USD	1,465,000	20,730	(10,460)

VY® BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

Description	Counterparty	Pay/ Receive Exercise Rate	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Premiums Received	Fair Value
Call on 10-Year Interest Rate Swap(4)	JPMorgan Chase Bank N.A.	Pay	1.200%	3-month USD-LIBOR	08/17/20	USD	1,230,000	$22,878	$(14,702)
Call on 10-Year Interest Rate Swap(4)	JPMorgan Chase Bank N.A.	Pay	1.416%	3-month USD-LIBOR	11/27/19	USD	1,465,000	21,755	(9,279)
Call on 10-Year Interest Rate Swap(4)	Morgan Stanley & Co. International PLC	Pay	2.007%	3-month USD-LIBOR	07/06/20	USD	615,000	13,422	(30,028)
Call on 10-Year Interest Rate Swap(4)	Morgan Stanley & Co. International PLC	Pay	2.300%	3-month USD-LIBOR	11/01/19	USD	600,000	3,468	(40,959)
Call on 1-Year Interest Rate Swap(4)	Barclays Bank PLC	Pay	1.760%	3-month USD-LIBOR	06/10/20	USD	11,440,000	32,747	(42,521)
Call on 1-Year Interest Rate Swap(4)	JPMorgan Chase Bank N.A.	Pay	1.325%	3-month USD-LIBOR	08/05/20	USD	950,000	2,855	(1,828)
Call on 2-Year interest Rate Swap(4)	Citibank N.A.	Pay	2.460%	3-month USD-LIBOR	02/26/20	USD	5,780,000	25,475	(110,140)
Call on 2-Year interest Rate Swap(4)	Deutsche Bank AG	Pay	2.400%	3-month USD-LIBOR	02/24/20	USD	2,590,000	6,128	(46,430)
Call on 2-Year interest Rate Swap(4)	Deutsche Bank AG	Pay	2.878%	3-month USD-LIBOR	04/14/20	USD	260,000	1,420	(7,227)
Call on 2-Year interest Rate Swap(4)	Deutsche Bank AG	Pay	2.888%	3-month USD-LIBOR	04/14/20	USD	270,000	1,496	(7,557)
Call on 2-Year interest Rate Swap(4)	Deutsche Bank AG	Pay	2.938%	3-month USD-LIBOR	04/17/20	USD	260,000	1,543	(7,518)
Call on 2-Year interest Rate Swap(4)	Deutsche Bank AG	Pay	3.295%	3-month USD-LIBOR	11/07/19	USD	2,540,000	12,541	(85,093)
Call on 2-Year interest Rate Swap(4)	JPMorgan Chase Bank N.A.	Pay	2.436%	3-month USD-LIBOR	02/01/21	USD	3,300,000	24,629	(68,404)
Call on 2-Year Interest Rate Swap(4)	Barclays Bank PLC	Pay	0.700%	3-month USD-LIBOR	09/23/20	USD	18,970,000	20,867	(25,161)
Call on 2-Year Interest Rate Swap(4)	Barclays Bank PLC	Pay	1.000%	3-month USD-LIBOR	06/01/20	USD	18,640,000	25,532	(31,590)
Call on 2-Year Interest Rate Swap(4)	JPMorgan Chase Bank N.A.	Pay	0.750%	3-month USD-LIBOR	08/10/20	USD	19,270,000	36,618	(24,758)
Call on 5-Year Interest Rate Swap	Barclays Bank PLC	Pay	-0.035%	6-month EUR-EURIBOR	09/13/22	EUR	600,000	9,338	(11,592)
Call on 5-Year Interest Rate Swap	Barclays Bank PLC	Pay	-0.138%	6-month EUR-EURIBOR	09/12/22	EUR	600,000	9,029	(10,171)
Put on 10-year Interest Rate Swap(1)	Barclays Bank PLC	Receive	2.200%	3-month USD-LIBOR	06/11/20	USD	1,230,000	26,829	(4,696)
Put on 10-year Interest Rate Swap(1)	Barclays Bank PLC	Receive	2.400%	3-month USD-LIBOR	12/10/19	USD	700,000	5,093	(93)
Put on 10-year Interest Rate Swap(1)	Barclays Bank PLC	Receive	2.750%	3-month USD-LIBOR	11/13/19	USD	3,430,000	11,916	(5)
Put on 10-year Interest Rate Swap(1)	Barclays Bank PLC	Receive	2.750%	3-month USD-LIBOR	05/09/22	USD	2,550,000	73,975	(23,172)
Put on 10-year Interest Rate Swap(1)	Citibank N.A.	Receive	2.300%	3-month USD-LIBOR	06/15/20	USD	930,000	14,155	(2,699)
Put on 10-year Interest Rate Swap(1)	JPMorgan Chase Bank N.A.	Receive	2.550%	3-month USD-LIBOR	11/08/19	USD	1,070,000	11,743	(4)
Put on 10-year Interest Rate Swap(1)	Morgan Stanley & Co. International PLC	Receive	2.800%	3-month USD-LIBOR	11/01/19	USD	600,000	2,970	–
Put on 10-year Interest Rate Swap(1)	Morgan Stanley & Co. International PLC	Receive	3.000%	3-month USD-LIBOR	06/13/24	USD	930,000	25,539	(14,152)
Put on 10-year Interest Rate Swap(1)	Morgan Stanley & Co. International PLC	Receive	3.000%	3-month USD-LIBOR	06/20/24	USD	930,000	22,714	(14,222)
Put on 10-year Interest Rate Swap(1)	Morgan Stanley & Co. International PLC	Receive	3.500%	3-month USD-LIBOR	06/13/24	USD	930,000	15,565	(8,571)
Put on 10-year Interest Rate Swap(1)	Morgan Stanley & Co. International PLC	Receive	3.500%	3-month USD-LIBOR	06/20/24	USD	930,000	13,630	(8,623)
Put on 10-Year interest Rate Swap(1)	Barclays Bank PLC	Receive	2.788%	3-month USD-LIBOR	03/08/21	USD	1,312,000	39,114	(3,871)
Put on 10-Year interest Rate Swap(1)	Barclays Bank PLC	Receive	3.050%	3-month USD-LIBOR	03/12/29	USD	700,000	37,135	(20,031)
Put on 10-Year interest Rate Swap(1)	Barclays Bank PLC	Receive	3.870%	3-month USD-LIBOR	06/07/21	USD	1,770,000	34,676	(874)
Put on 10-Year Interest Rate Swap(1)	Barclays Bank PLC	Receive	1.605%	3-month USD-LIBOR	08/13/20	USD	980,000	24,071	(21,673)

VY® BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

Description	Counterparty	Pay/ Receive Exercise Rate	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Premiums Received	Fair Value
Put on 10-Year Interest Rate Swap(1)	Barclays Bank PLC	Receive	1.612%	3-month USD-LIBOR	09/14/20	USD	590,000	$14,676	$(13,491)
Put on 10-Year Interest Rate Swap(1)	Barclays Bank PLC	Receive	1.650%	3-month USD-LIBOR	08/19/20	USD	1,230,000	21,341	(24,984)
Put on 10-Year Interest Rate Swap(1)	Barclays Bank PLC	Receive	1.750%	3-month USD-LIBOR	08/07/20	USD	460,000	7,671	(7,331)
Put on 10-Year Interest Rate Swap(1)	Barclays Bank PLC	Receive	1.763%	3-month USD-LIBOR	09/16/20	USD	1,180,000	29,677	(19,811)
Put on 10-Year Interest Rate Swap(1)	Barclays Bank PLC	Receive	2.000%	3-month USD-LIBOR	08/03/20	USD	510,000	7,599	(4,346)
Put on 10-Year Interest Rate Swap(1)	Barclays Bank PLC	Receive	2.350%	3-month USD-LIBOR	07/10/20	USD	670,000	7,102	(1,936)
Put on 10-Year Interest Rate Swap(1)	Barclays Bank PLC	Receive	2.750%	3-month USD-LIBOR	08/08/22	USD	960,000	11,568	(10,043)
Put on 10-Year Interest Rate Swap(1)	Barclays Bank PLC	Receive	3.250%	3-month USD-LIBOR	08/08/22	USD	960,000	5,712	(5,096)
Put on 10-Year Interest Rate Swap(1)	Citibank N.A.	Receive	1.410%	3-month USD-LIBOR	11/15/19	USD	490,000	7,399	(9,674)
Put on 10-Year Interest Rate Swap(1)	Citibank N.A.	Receive	1.420%	3-month USD-LIBOR	08/17/20	USD	980,000	25,480	(31,092)
Put on 10-Year Interest Rate Swap(1)	Citibank N.A.	Receive	1.950%	3-month USD-LIBOR	07/13/20	USD	970,000	10,406	(8,794)
Put on 10-Year Interest Rate Swap(1)	Goldman Sachs International	Receive	1.463%	3-month USD-LIBOR	11/21/19	USD	1,465,000	20,730	(24,610)
Put on 10-Year Interest Rate Swap(1)	Goldman Sachs International	Receive	2.300%	3-month USD-LIBOR	07/27/20	USD	940,000	11,515	(3,414)
Put on 10-Year Interest Rate Swap(1)	Goldman Sachs International	Receive	2.350%	3-month USD-LIBOR	07/10/20	USD	670,000	6,767	(1,936)
Put on 10-Year Interest Rate Swap(1)	JPMorgan Chase Bank N.A.	Receive	1.416%	3-month USD-LIBOR	11/27/19	USD	1,465,000	21,755	(29,755)
Put on 10-Year Interest Rate Swap(1)	JPMorgan Chase Bank N.A.	Receive	1.600%	3-month USD-LIBOR	08/17/20	USD	1,230,000	22,878	(27,632)
Put on 10-Year Interest Rate Swap(1)	JPMorgan Chase Bank N.A.	Receive	2.750%	3-month USD-LIBOR	08/02/22	USD	950,000	13,015	(9,852)
Put on 10-Year Interest Rate Swap(1)	JPMorgan Chase Bank N.A.	Receive	3.250%	3-month USD-LIBOR	08/02/22	USD	950,000	6,223	(4,984)
Put on 10-Year Interest Rate Swap(1)	Morgan Stanley & Co. International PLC	Receive	2.007%	3-month USD-LIBOR	07/06/20	USD	615,000	13,422	(4,660)
Put on 10-Year Interest Rate Swap(1)	Morgan Stanley & Co. International PLC	Receive	2.250%	3-month USD-LIBOR	08/20/24	USD	980,000	29,054	(31,790)
Put on 1-Year Interest Rate Swap(1)	Barclays Bank PLC	Receive	1.760%	3-month USD-LIBOR	06/10/20	USD	11,440,000	32,747	(12,219)
Put on 1-Year Interest Rate Swap(1)	Barclays Bank PLC	Receive	2.150%	3-month USD-LIBOR	05/27/21	USD	14,860,000	41,682	(13,076)
Put on 1-Year Interest Rate Swap(1)	Citibank N.A.	Receive	2.350%	3-month USD-LIBOR	05/17/21	USD	10,930,000	21,669	(6,105)
Put on 1-Year Interest Rate Swap(1)	Goldman Sachs International	Receive	2.320%	3-month USD-LIBOR	04/06/20	USD	11,505,000	24,448	(817)
Put on 1-Year Interest Rate Swap(1)	Goldman Sachs International	Receive	2.350%	3-month USD-LIBOR	04/06/20	USD	11,505,000	24,506	(691)
Put on 1-Year Interest Rate Swap(1)	JPMorgan Chase Bank N.A.	Receive	1.325%	3-month USD-LIBOR	08/05/20	USD	950,000	2,855	(3,046)
Put on 1-Year Interest Rate Swap(1)	Morgan Stanley & Co. International PLC	Receive	2.400%	3-month USD-LIBOR	06/01/21	USD	18,400,000	33,304	(9,657)
Put on 2-year Interest Rate Swap(1)	Barclays Bank PLC	Receive	3.500%	3-month USD-LIBOR	08/24/20	USD	3,560,000	12,015	(32)
Put on 2-Year interest Rate Swap(6)	Barclays Bank PLC	Receive	0.000%	6-month EUR-EURIBOR	06/14/21	EUR	1,040,000	2,873	(578)
Put on 2-Year interest Rate Swap(6)	Barclays Bank PLC	Receive	0.000%	6-month EUR-EURIBOR	06/14/21	EUR	1,010,000	2,747	(495)
Put on 2-Year interest Rate Swap(6)	Barclays Bank PLC	Receive	0.000%	6-month EUR-EURIBOR	06/25/21	EUR	1,140,000	2,605	(663)
Put on 2-Year interest Rate Swap(6)	Barclays Bank PLC	Receive	0.050%	6-month EUR-EURIBOR	06/10/21	EUR	2,310,000	5,817	(1,029)
Put on 2-Year interest Rate Swap(6)	Barclays Bank PLC	Receive	0.100%	6-month EUR-EURIBOR	03/29/21	EUR	4,470,000	15,550	(1,121)

VY® BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

Description	Counterparty	Pay/ Receive Exercise Rate	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Premiums Received	Fair Value
Put on 2-Year interest Rate Swap(6)	Barclays Bank PLC	Receive	0.110%	6-month EUR-EURIBOR	05/17/21	EUR	2,262,400	$7,485	$(702)
Put on 2-Year interest Rate Swap(6)	Barclays Bank PLC	Receive	0.120%	6-month EUR-EURIBOR	04/08/21	EUR	6,960,000	26,460	(1,478)
Put on 2-Year interest Rate Swap(6)	Barclays Bank PLC	Receive	0.200%	6-month EUR-EURIBOR	01/23/20	EUR	2,210,000	2,591	(2)
Put on 2-Year interest Rate Swap(6)	Barclays Bank PLC	Receive	0.200%	6-month EUR-EURIBOR	01/31/20	EUR	1,200,000	1,075	(1)
Put on 2-Year interest Rate Swap(6)	Barclays Bank PLC	Receive	0.550%	6-month EUR-EURIBOR	12/21/20	EUR	1,790,000	6,492	(30)
Put on 2-Year interest Rate Swap(6)	Citibank N.A.	Receive	0.000%	6-month EUR-EURIBOR	06/21/21	EUR	1,220,000	2,973	(616)
Put on 2-Year interest Rate Swap(6)	Citibank N.A.	Receive	0.100%	6-month EUR-EURIBOR	04/12/21	EUR	3,490,000	11,641	(941)
Put on 2-Year interest Rate Swap(6)	Goldman Sachs International	Receive	0.000%	6-month EUR-EURIBOR	06/18/21	EUR	1,040,000	2,410	(588)
Put on 2-Year interest Rate Swap(6)	Goldman Sachs International	Receive	0.160%	6-month EUR-EURIBOR	04/12/21	EUR	3,490,000	11,750	(727)
Put on 2-Year interest Rate Swap(6)	JPMorgan Chase Bank N.A.	Receive	0.600%	6-month EUR-EURIBOR	12/14/20	EUR	3,790,000	14,342	(48)
Put on 2-Year interest Rate Swap(6)	Morgan Stanley & Co. International PLC	Receive	0.080%	6-month EUR-EURIBOR	05/31/21	EUR	1,490,000	4,347	(493)
Put on 2-Year interest Rate Swap(6)	Morgan Stanley & Co. International PLC	Receive	0.150%	6-month EUR-EURIBOR	04/19/21	EUR	3,460,000	12,434	(782)
Put on 2-Year interest Rate Swap(1)	Citibank N.A.	Receive	2.460%	3-month USD-LIBOR	02/26/20	USD	5,780,000	25,475	(257)
Put on 2-Year interest Rate Swap(1)	Citibank N.A.	Receive	3.250%	3-month USD-LIBOR	12/29/20	USD	3,130,000	11,425	(214)
Put on 2-Year interest Rate Swap(1)	Deutsche Bank AG	Receive	2.878%	3-month USD-LIBOR	04/14/20	USD	6,260,000	45,307	(72)
Put on 2-Year interest Rate Swap(1)	Deutsche Bank AG	Receive	2.888%	3-month USD-LIBOR	04/14/20	USD	270,000	2,205	(3)
Put on 2-Year interest Rate Swap(1)	Deutsche Bank AG	Receive	2.900%	3-month USD-LIBOR	05/29/20	USD	3,410,000	25,063	(81)
Put on 2-Year interest Rate Swap(1)	Deutsche Bank AG	Receive	2.938%	3-month USD-LIBOR	04/17/20	USD	260,000	1,985	(2)
Put on 2-Year interest Rate Swap(1)	Deutsche Bank AG	Receive	3.295%	3-month USD-LIBOR	11/07/19	USD	2,540,000	12,541	–
Put on 2-Year interest Rate Swap(1)	Deutsche Bank AG	Receive	3.400%	3-month USD-LIBOR	02/24/20	USD	2,590,000	9,454	(1)
Put on 2-Year interest Rate Swap(1)	Goldman Sachs International	Receive	2.800%	3-month USD-LIBOR	01/03/20	USD	1,910,000	4,450	(3)
Put on 2-Year interest Rate Swap(1)	Goldman Sachs International	Receive	2.878%	3-month USD-LIBOR	04/14/20	USD	260,000	2,150	(3)
Put on 2-Year interest Rate Swap(1)	Goldman Sachs International	Receive	2.888%	3-month USD-LIBOR	04/14/20	USD	6,270,000	45,301	(69)
Put on 2-Year interest Rate Swap(1)	Goldman Sachs International	Receive	3.150%	3-month USD-LIBOR	05/05/20	USD	2,100,000	11,602	(12)
Put on 2-Year interest Rate Swap(1)	Goldman Sachs International	Receive	3.350%	3-month USD-LIBOR	05/29/20	USD	2,890,000	10,512	(12)
Put on 2-Year interest Rate Swap(1)	Goldman Sachs International	Receive	3.450%	3-month USD-LIBOR	06/08/20	USD	2,870,000	11,882	(10)
Put on 2-Year interest Rate Swap(1)	Goldman Sachs International	Receive	3.500%	3-month USD-LIBOR	06/15/20	USD	1,820,000	6,779	(6)
Put on 2-Year interest Rate Swap(1)	JPMorgan Chase Bank N.A.	Receive	2.436%	3-month USD-LIBOR	02/01/21	USD	3,300,000	26,341	(2,352)
Put on 2-Year interest Rate Swap(1)	Morgan Stanley & Co. International PLC	Receive	2.550%	3-month USD-LIBOR	10/10/19	USD	1,770,000	1,929	–
Put on 2-Year interest Rate Swap(1)	Morgan Stanley & Co. International PLC	Receive	2.550%	3-month USD-LIBOR	10/11/19	USD	1,770,000	1,956	–
Put on 2-Year Interest Rate Swap(6)	Barclays Bank PLC	Receive	0.000%	6-month EUR-EURIBOR	07/01/21	EUR	1,210,000	2,499	(721)
Put on 2-Year Interest Rate Swap(6)	Barclays Bank PLC	Receive	0.000%	6-month EUR-EURIBOR	07/19/21	EUR	1,240,000	2,269	(792)
Put on 2-Year Interest Rate Swap(6)	Barclays Bank PLC	Receive	-0.050%	6-month EUR-EURIBOR	07/02/21	EUR	1,180,000	2,489	(863)

VY® BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

Description	Counterparty	Pay/ Receive Exercise Rate	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Premiums Received	Fair Value
Put on 2-Year Interest Rate Swap(6)	Barclays Bank PLC	Receive	-0.150%	6-month EUR-EURIBOR	08/09/21	EUR	1,570,000	$2,128	$(1,919)
Put on 2-Year Interest Rate Swap(6)	Barclays Bank PLC	Receive	-0.150%	6-month EUR-EURIBOR	08/09/21	EUR	2,780,000	3,847	(3,398)
Put on 2-Year Interest Rate Swap(6)	Barclays Bank PLC	Receive	-0.250%	6-month EUR-EURIBOR	09/03/21	EUR	5,030,000	8,276	(8,515)
Put on 30-year Interest Rate Swap(1)	Barclays Bank PLC	Receive	2.850%	3-month USD-LIBOR	06/11/20	USD	930,000	12,490	(2,030)
Put on 5-Year Interest Rate Swap(6)	Barclays Bank PLC	Receive	0.000%	6-month EUR-EURIBOR	07/27/20	EUR	1,740,000	4,896	(1,760)
Put on 5-Year Interest Rate Swap(6)	Barclays Bank PLC	Receive	-0.035%	6-month EUR-EURIBOR	09/13/22	EUR	600,000	9,338	(7,121)
Put on 5-Year Interest Rate Swap(6)	Barclays Bank PLC	Receive	-0.138%	6-month EUR-EURIBOR	09/12/22	EUR	600,000	9,029	(8,536)
								$1,902,730	$(1,623,663)

At September 30, 2019, the following over-the-counter purchased interest rate floors were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Description	Counterparty	Exercise Rate	Pay/Receive Exercise Rate	Expiration Date	Notional Amount		Cost	Fair Value
Put Option-Max [0, Exercise Rate)- 5-Year Swap Rate]	Goldman Sachs International	0.350%	Receive	07/08/20	USD	4,670,000	$3,853	$6,619
Put Option-Max [0, Exercise Rate)- 5-Year Swap Rate]	Goldman Sachs International	0.400%	Receive	06/29/20	USD	4,630,000	3,704	7,903
							$7,557	$14,522

At September 30, 2019, the following over-the-counter purchased interest rate caps were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Description	Counterparty	Exercise Rate	Pay/Receive Exercise Rate	Expiration Date	Notional Amount		Cost	Fair Value
Call Option-Max [0, 5-Year Swap Rate)-Exercise Rate]	Goldman Sachs International	0.450%	Pay	10/03/19	USD	3,225,000	$2,703	$–
Call Option-Max [0, 5-Year Swap Rate)-Exercise Rate]	JPMorgan Chase Bank N.A.	0.300%	Pay	01/07/20	USD	3,225,000	1,935	1,959
Call Option-Max [0, 5-Year Swap Rate)-Exercise Rate]	Morgan Stanley & Co. International PLC	0.350%	Pay	11/01/19	USD	4,410,000	3,528	348
							$8,166	$2,307

At September 30, 2019, the following over-the-counter written interest rate caps were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Description	Counterparty	Exercise Rate	Pay/Receive Exercise Rate	Expiration Date	Notional Amount		Premiums Received	Fair Value
Call Option-Max [0, 5-Year Swap Rate)-Exercise Rate]	Goldman Sachs International	0.550%	Pay	10/03/19	USD	3,225,000	$1,543	$0
Call Option-Max [0, 5-Year Swap Rate)-Exercise Rate]	JPMorgan Chase Bank N.A.	0.400%	Pay	01/07/20	USD	3,225,000	919	(921)

VY® BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

Description	Counterparty	Exercise Rate	Pay/Receive Exercise Rate	Expiration Date	Notional Amount		Premiums Received	Fair Value
Call Option-Max [0, 5-Year Swap Rate)-Exercise Rate]	Morgan Stanley & Co. International PLC	0.450%	Pay	11/01/19	USD	4,410,000	$1,632	$(49)
							$4,094	$(970)

At September 30, 2019, the following over-the-counter written interest rate floors were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Description	Counterparty	Exercise Rate	Pay/Receive Exercise Rate	Expiration Date	Notional Amount		Premiums Received	Fair Value
Put Option-Max [0, Exercise Rate)- 5-Year Swap Rate]	Goldman Sachs International	0.250%	Receive	07/08/20	USD	9,330,000	$4,665	$(8,769)
Put Option-Max [0, Exercise Rate)- 5-Year Swap Rate]	Goldman Sachs International	0.300%	Receive	06/29/20	USD	9,260,000	4,630	(10,734)
							$9,295	$(19,503)

(1)	Portfolio receives the exercise rate semi-annually and pays the floating rate index quarterly.
(2)	Portfolio receives the exercise rate semi-annually and pays the floating rate index semi-annually.
(3)	Portfolio pays the exercise rate semi-annually and receives the floating rate index semi-annually.
(4)	Portfolio pays the exercise rate semi-annually and receives the floating rate index quarterly.
(5)	Portfolio pays the exercise rate annually and receives the floating rate index semi-annually.
(6)	Portfolio receives the exercise rate annually and pays the floating rate index semi-annually.

Currency Abbreviations
CAD	-	Canadian Dollar
EUR	-	EU Euro
GBP	-	British Pound
JPY	-	Japanese Yen
NZD	-	New Zealand Dollar
USD	-	United States Dollar

At September 30, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $266,917,771.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$17,045,662
Gross Unrealized Depreciation	(8,588,917)

Net Unrealized Appreciation	$(8,456,745)